Fair Value Measurements and Derivatives - Effects of cash flow hedge accounting on consolidated statements of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments Gain Loss [Line Items]
Fuel	$ 409,602	$ 392,685	$ 361,032
Depreciation and amortization	646,188	561,060	509,957
Interest expense, net	272,867	270,404	267,804
Cash Flow Hedging
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	8,898	30,096
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(36,795)
Fuel			361,032
Depreciation and amortization			509,957
Interest expense, net			(267,804)
Cash Flow Hedging | Fuel
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	14,093	34,410
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(29,721)
Cash Flow Hedging | Depreciation and amortization
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	(3,062)	(3,463)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(4,077)
Cash Flow Hedging | Interest expense, net
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	(2,133)	(851)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(2,997)
Cash Flow Hedging | Fuel contracts | Fuel
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	14,093	34,410
Cash Flow Hedging | Foreign currency contracts | Depreciation and amortization
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	(3,062)	(3,463)
Cash Flow Hedging | Interest rate contracts | Interest expense, net
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	$ (2,133)	$ (851)
Designated as Hedging Instrument | Cash Flow Hedging | Fuel contracts
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(29,721)
Designated as Hedging Instrument | Cash Flow Hedging | Foreign currency contracts
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(4,077)
Designated as Hedging Instrument | Cash Flow Hedging | Interest rate contracts
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			$ (2,997)